Nature of Operations and Going Concern (Details Narrative) - USD ($)				3 Months Ended		5 Months Ended	12 Months Ended
	Nov. 20, 2017	Feb. 16, 2017	Jan. 10, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Net loss				$ 34,008	$ 24,900	$ 7,562	$ 65,953
Net cash in operating activities				(31,770)	32,857		102,855
Working capital deficit				39,806	2,350		61,270
Accumulated deficit				$ 117,457	$ 32,462	$ 7,562	73,515
Proceeds from sale of stock							$ 160,552
Former Shareholders [Member]
Number of common shares cancelled	500,000
Officer and Director [Member]
Number of common shares cancelled			19,500,000
Number of common stock issued		5,000,000	5,000,000
Accredited Investors [Member]
Number of common shares sold							14,003,367
Proceeds from sale of stock							$ 160,552